Fair Value Measurements - Schedule of Fair Value, by Balance Sheet Grouping (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Carrying Value
Assets:
Equity investments	$ 11	$ 11
Liabilities:
Debt	5,361	5,655
Fair Value
Assets:
Equity investments	11	11
Liabilities:
Debt	5,346	5,620
Fair Value | Level 1
Assets:
Equity investments	0	0
Liabilities:
Debt	0	0
Fair Value | Level 2
Assets:
Equity investments	0	0
Liabilities:
Debt	5,346	5,620
Fair Value | Level 3
Assets:
Equity investments	11	11
Liabilities:
Debt	$ 0	$ 0